Note 4 - Other Non-current Assets (Details Textual) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended			42 Months Ended
	Jul. 16, 2014	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			$ 0	$ 4,000	$ 0
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Interest Rate, Stated Percentage, Payable Quarterly	3.00%
Debt Instrument, Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Zim Investments [Member]
Write-off Deriving from Fair Value Measurement		$ 2,888
Fair Value Unwinding			715	659	$ 798
Equity Securities [Member] | Zim Investments [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Held-to-maturity Securities, Fair Value	$ 7,802
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			0	4,000
Proceeds from Dividends Received						$ 0
Debt Securities [Member] | Zim Investments [Member]
Held-to-maturity Securities	8,229
Debt Securities [Member] | Zim Investments [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Held-to-maturity Securities	1,452			1,406
Held-to-maturity Securities, Fair Value	676
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities				$ 46
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			0
Debt Securities [Member] | Zim Investments [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Held-to-maturity Securities	6,777
Held-to-maturity Securities, Fair Value	$ 3,567
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			$ 0